S-K 1603(a) SPAC Sponsor	Jan. 28, 2026
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor Name	Cantor EP Holdings VI, LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in us.